Disclosures on reserves in Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about controls capital management [Abstract]
Disclosure of detailed information about controls capital management [Text Block]

Capital Management	As of December 31, 2020	As of December 31, 2019	Description (1)	Calculation (1)
Net Financial Debt (ThUS$)	1,074,020	681,912	Financial Debt – Financial Resources	Other current Financial Liabilities + Other Non-Current Financial Liabilities– Cash and Cash Equivalents – Other Current Financial Assets – Hedging Assets, non-current
Liquidity	5.40	3.45	Current Assets divided by Current Liabilities	Total Current Assets / Total Current Liabilities
ROE	7.79%	13.15%	Profit for the year divided by Total Equity	LTM (2) Profit for the year / Equity
Adjusted EBITDA (ThUS$)	579,765	644,223	Adjusted EBITDA	Profit for the year + Depreciation and Amortization Expenses + Finance Costs + Income Tax – Other income and Share of profit of associates and joint ventures + Other expenses – Finance income – Currency differences
EBITDA (ThUS$)	524,650	668,912	EBITDA	Profit for the year + Depreciation and Amortization Expenses + Finance Costs + Income Tax
ROA	9.83%	12.76%	Adjusted EBITDA – Depreciation divided by Total Assets net of financial resources less related parties’ investments	(LTM Gross Profit – Administrative Expenses)/ (Total Assets – Cash and Cash Equivalents – Other Current Financial Assets – Other Non-Current Financial Assets – Equity-accounted Investments)
Indebtedness	0.50	0.32	Total Liabilities on Equity	Total Liabilities / Total Equity

Disclosure of classes of share capital [text block]
Detail of capital classes in shares:

As of December 31, 2020, and December 31, 2019, the Company has not placed any new shares issues on the market
Type of capital in preferred shares	As of December 31, 2020		As of December 31, 2019
	Series A	Series B	Series A	Series B
Description of type of capital in shares
Number of authorized shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of fully subscribed and paid shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of subscribed, partially paid shares	-	-	-	-
Par value of shares in US$	0.9435	2.8464	0.9435	2.8464
Increase (decrease) in the number of current shares	-	-	-	-
Number of current shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of shares owned by the entity or its subsidiaries or associates	-	-	-	-
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	-	-	-	-
Capital amount in shares ThUS$	134,750	342,636	134,750	342,636
Amount of premium issuance ThUS$	-	-	-	-
Amount of reserves ThUS$	-	-	-	-
Total number of subscribed shares	142,819,552	120,376,972	142,819,552	120,376,972

20.3	Disclosures on reserves in Equity

As of December 31, 2020, and December 31, 2019, this caption comprises the following:

Disclosures on reserves in equity	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$
Reserve for currency exchange conversion (1)	(11,569)	(25,745)	(26,307)
Reserve for cash flow hedges (2)	4,491	7,196	7,971
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income (3)	6,872	(270)	(1,111)
Reserve for actuarial gains or losses in defined benefit plans (4)	(8,680)	(9,490)	(6,884)
Other reserves	16,318	14,086	11,332
Total	7,432	(14,223)	(14,999)

Disclosure of detailed information about movement in other reserves [Text Block]
Movements in other reserves and changes in interest were as follows:

	Foreign currency translation difference	Reserve for cash flow hedges		Reserve for actuarial gains and losses from defined benefit plans		Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income		Other reserves	Total reserves
	Before	Before		Before	Deferred	Before	Deferred	Before		Deferred	Total
Movements	taxes	taxes	Tax	taxes	taxes	taxes	taxes	taxes	Reserves	Taxes	reserves
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2018	(24,913)	2,248	-	(6,847)	894	4,787	(1,850)	11,332	(13,393)	(956)	(14,349)
Increase	6,542	14,794	-	674	(133)	294	(79)	-	22,304	(212)	22,092
Decrease	(7,936)	(9,071)	-	(2,003)	531	(5,841)	1,578	-	(24,851)	2,109	(22,742)
Closing balance as of December 31, 2018	(26,307)	7,971	-	(8,176)	1,292	(760)	(351)	11,332	(15,940)	941	(14,999)
Increase	1,824	8,628	(2,683)	-	-	1,570	(424)	3,093	15,115	(3,107)	12,008
Decrease	(1,262)	(6,720)	-	(3,306)	700	(418)	113	(339)	(12,045)	813	(11,232)
Closing balance as of December 31, 2019	(25,745)	9,879	(2,683)	(11,482)	1,992	392	(662)	14,086	(12,870)	(1,353)	(14,223)
Increase	15,732	-	-	3,858	430	11,885	(3,180)	2,121	33,596	(2,750)	30,846
Decrease	(1,556)	(3,706)	1,001	(2,903)	(575)	(2,101)	538	111	(10,155)	964	(9,191)
Closing balance as of December 31, 2020	(11,569)	6,173	(1,682)	(10,527)	1,847	10,176	(3,304)	16,318	10,571	(3,139)	7,432

Disclosure of detailed information about legal reserves reported in the individual financial statements of the subsidiaries [Text Block]
Subsidiary – Associate	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$
SQM Iberian S.A.	9,464	9,464	9,464
SQM Europe NV	1,957	1,957	1,957
Soquimich European holding B.V.	828	828	828
Abu Dhabi Fertilizer Industries WWL	455	455	455
Doktor Tarsa Tarim Sanayi AS	-	305	305
Kore Potash PLC	3,170	2,754	-
Total	15,874	15,763	13,009
Other derivative reserves of the acquisition of subsidiaries, which was already under Company ownership at the acquisition date (IAS 27R)
SQM Iberian S.A.	(1,677)	(1,677)	(1,677)
Orcoma Estudios SPA	2,121	-	-
Total Other reserves	16,318	14,086	11,332

Disclosure of dividends [text block]
Dividends discounted from equity from January to December 2020 and 2019 were the following:

Dividends	December 31, 2020	December 31, 2019	December 31, 2018
	ThUS$	ThUS$	ThUS$
Ajay SQM Chile S.A. Dividends	556	882	823
Ajay SQM Chile S.A Payable Dividend	682	-	-
Soquimich Comercial S.A. Potential Dividend	5,904	3,936	7,872
Soquimich Comercial S.A. Payable Dividend	2,976	1,999	1,038
Non-controlling interests	10,118	6,817	9,733
Interim dividend	44,986	211,224	331,199
Potential dividend	100,000	-	100,000
Dividends payable	4,369	66,891	108,631
Owners of the Parent	149,355	278,115	539,830
Dividends discounted from equity for the period	159,473	284,932	549,563